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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Chesapeake Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B, Dover, DE 19901
(Name and Address of Agent for Service)

With a copy to:
Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2017 (Unaudited)

Common Stocks - 94.7%	Shares	Value
Consumer Discretionary - 21.5%
Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. *	1,718	$1,414,739
Priceline Group, Inc. (The) *	351	552,870
		1,967,609
Media - 9.7%
Liberty Broadband Corporation - Series A *	2,641	220,999
Liberty Broadband Corporation - Series C *	3,966	338,459
Liberty Media Group Formula One - Series A *	11,292	327,242
Liberty SiriusXM Group - Series A *	16,314	591,219
Liberty SiriusXM Group - Series C *	16,848	604,675
Walt Disney Company (The)	7,540	834,301
		2,916,895
Specialty Retail - 2.9%
TJX Companies, Inc. (The)	11,355	850,717

Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	10,973	409,841
lululemon athletica, inc. *	4,300	290,293
		700,134
Consumer Staples - 3.6%
Food & Staples Retailing - 3.6%
Costco Wholesale Corporation	6,629	1,086,825

Energy - 11.0%
Oil, Gas & Consumable Fuels - 11.0%
Apache Corporation	11,476	686,494
Concho Resources, Inc. *	3,362	468,797
EOG Resources, Inc.	9,323	947,030
Marathon Oil Corporation	13,490	225,958
Pioneer Natural Resources Company	5,464	984,777
		3,313,056
Financials - 17.1%
Banks - 8.3%
Bank of America Corporation	86,020	1,947,493
Citigroup, Inc.	9,700	541,551
		2,489,044

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.7% (Continued)	Shares	Value
Financials - 17.1% (Continued)
Capital Markets - 8.8%
Charles Schwab Corporation (The)	13,055	$538,388
Goldman Sachs Group, Inc. (The)	9,115	2,090,252
		2,628,640
Health Care - 8.8%
Biotechnology - 3.4%
Biogen, Inc. *	1,130	313,281
Incyte Corporation *	5,737	695,382
		1,008,663
Health Care Providers & Services - 5.4%
Humana, Inc.	8,210	1,629,685

Industrials - 3.3%
Aerospace & Defense - 1.2%
Lockheed Martin Corporation	1,504	378,000

Machinery - 1.0%
Middleby Corporation (The) *	2,165	290,500

Road & Rail - 1.1%
Union Pacific Corporation	3,004	320,166

Information Technology - 29.4%
Internet Software & Services - 12.4%
Alphabet, Inc. - Class C *	2,163	1,723,457
CoStar Group, Inc. *	2,728	551,329
Facebook, Inc. - Class A *	9,739	1,269,187
Twilio, Inc. - Class A *	5,768	166,291
		3,710,264
IT Services - 4.5%
MasterCard, Inc. - Class A	11,346	1,206,420
PayPal Holdings, Inc. *	3,804	151,323
		1,357,743
Semiconductors & Semiconductor Equipment - 2.3%
Mellanox Technologies Ltd. *	8,122	384,577
QUALCOMM, Inc.	5,524	295,147
		679,724

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.7% (Continued)	Shares	Value
Information Technology - 29.4% (Continued)
Software - 6.3%
Electronic Arts, Inc. *	4,989	$416,232
Microsoft Corporation	3,392	219,293
salesforce.com, inc. *	13,487	1,066,822
Ultimate Software Group, Inc. (The) *	1,008	195,209
		1,897,556
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	9,720	1,179,522

Total Common Stocks (Cost $20,099,718)		$28,404,743

Money Market Funds - 0.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.43% (a) (Cost $274,405)	274,405	$274,405

Total Investments at Value - 95.6% (Cost $20,374,123)		$28,679,148

Other Assets in Excess of Liabilities - 4.4%		1,304,707

Total Net Assets - 100.0%		$29,983,855

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
January 31, 2017 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund's (the "Fund") securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.

Accounting principles generally accepted in the United States of America ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,404,743	$-	$-	$28,404,743
Money Market Funds	274,405	-	-	274,405
Total	$28,679,148	$-	$-	$28,679,148

Refer to the Fund's Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2017, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2017. It is the Fund's policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2017:

Cost of portfolio investments	$20,647,895

Gross unrealized appreciation	$8,295,787
Gross unrealized depreciation	(264,534)

Net unrealized appreciation	$8,031,253

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund's portfolio will be adversely affected. As of January 31, 2017, the Fund had 29.4% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 6, 2017

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	March 6, 2017